EMPLOYEE BENEFIT PLANS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Contribution Plan Disclosure [Line Items]
Amount of employer contributions into the defined contribution retirement benefits schemes	$ 22,223	$ 21,853	$ 16,105
Voluntary Defined Contribution Scheme Enrolled Employees Macau since July. 1, 2013 [Member]
Defined Contribution Plan Disclosure [Line Items]
Vesting period of employer voluntary contribution	10 years